Trade and other receivables	12 Months Ended
Dec. 31, 2020
Trade and other receivables
Trade and other receivables

15 Trade and other receivables

	December 31,	December 31,
	2020	2019
	£ 000	£ 000
Trade receivables	—	41
Government grants receivable	1,989	—
Prepayments	733	334
Other receivables	810	1,095
	3,532	1,470

Included within Other receivables is £328,000 for the R&D tax credit receivable (2019: £549,000).

The fair value of trade and other receivables classified as financial instruments are disclosed in note 23 Financial instruments. Expected credit losses were not significant in 2020 or 2019.

The Group’s exposure to credit and market risks, including impairments and allowances for credit losses, relating to trade and other receivables is disclosed in note 24 Financial risk management and impairment of financial assets.